Wells, pipelines, properties, plant and equipment, net - Summary of Impairment in Cash Generating Units (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 62,723,139	$ 54,433,493
Impairment	(30,530,679)	(46,508,917)
Reversal of impairment (impairment)	138,611,470	183,635,685
Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	2,474,929	17,390,498
Morelos Petrochemical complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	9,397,241	0
Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	59,876,872	57,078,940
Pemex industrial transformation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	7,822,877	5,496,926
Impairment	(3,932,505)	(8,206,051)
Reversal of impairment (impairment)	3,890,372	(2,709,125)
Pemex industrial transformation [member] | Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	1,104,019	2,577,365
Impairment	(3,932,505)	(8,206,051)
Pemex industrial transformation [member] | Morelos Petrochemical complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	1,006,727	0
Pemex industrial transformation [member] | Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 5,712,131	$ 2,919,561